LEASES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Balance at beginning		¥ 2,351	¥ 3,560
Addition		2,009	157
Depreciation charge		(1,413)	(1,366)
Foreign currency translation difference		46
Balance at ending	$ 434	2,993	2,351
Right-of-use assets	434		2,351
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		245	408
Addition		361
Depreciation charge		(181)	(163)
Foreign currency translation difference
Balance at ending	62	425	245
Right-of-use assets	62		245
Offices And Warehouse [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		2,106	3,152
Addition		1,648	157
Depreciation charge		(1,232)	(1,203)
Foreign currency translation difference		46
Balance at ending	372	¥ 2,568	2,106
Right-of-use assets	$ 372		¥ 2,106